Commitments and Contingencies	12 Months Ended
Feb. 29, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	COMMITMENTS AND CONTINGENCIES

Funding Commitments

The Group entered into an agreement with Shanghai East Normal University Education Development Fund (“Fund”) in 2016 to provide a funding commitment of RMB100,000 to set up a special fund for mathematics education studies purpose. The funding is to be provided in five tranches in a five-year period. The Group recognizes the funding commitment as marketing expenses on a straight-line basis over the five years and the amount accrued as of February 29, 2020 was RMB25,000(US$3,576).The first, second and third tranches of RMB10,000, RMB15,000 and RMB20,000 were paid in April, December 2017 and April 2019, respectively. The fourth tranche of RMB25,000 has not been paid as of the date of this annual report. The planned schedule for the remaining tranche is as follows:

	RMB	USD
For the year ending February 28, 2021:	30,000	4,291

Contingencies regarding lack of certain required permits and licenses

A number of learning centers do not possess required fire permits, educational permits or business licenses.  The Group is in the process of obtaining the required permits and licenses, and do not believe any fines or penalties due to such noncompliance is probable as of February 29, 2020, neither can the amount or range of potential unfavorable outcomes be reasonably estimated.